Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Aging Analysis Of Receivables [Abstract]
Summary of aging analysis of receivables
Aging in 2020 and 2019 is as follows:
Year ended December 31, 2020

	Maturity
	Less than 3 months	3-6 months	6-12 Months	Total
Trade receivables	$460	$25	$2	$487
Other current receivables	303	303	557	1,163
	$763	$328	$559	$1,650

Year ended December 31, 2019

	Maturity
	Less than 3 months	3-6 months	6-12 Months	Total
Trade receivables	$31	$—	$—	$31
Other current receivables	203	—	569	772
	$234	$—	$569	$803